Retirement Benefit Plans - Pension Costs Recognized in Profit and Loss for Defined Benefit Plans (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 663	$ 835	$ 935
Operating costs [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	320	416	488
Marketing expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	253	314	334
General and administrative expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	61	73	78
Research and development expenses [Member]
Disclosure Of Defined Plan [line items]
Defined benefit plans pension costs recognized in profit and loss	$ 29	$ 32	$ 35